Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Reconciliation of Marketable Securities

	December 31, 2022	December 31, 2021
Balance – beginning of year	$240,530	$3,120
Additions (note 14(a)(i))	16,504	228
Dispositions	(108,266)	—
Received as consideration on disposal of assets (note 5(a))	23,290	—
Reclassification of investment in Solaris (note 5(f))	—	135,964
Change in fair value	(135,191)	101,218
Balance – end of year	$36,867	$240,530